Taxation - Schedule of Unrecognized Tax Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Unrecognized Tax Benefits [Abstract]
Balance at the beginning of the year	¥ (28,654)	¥ (30,772)	¥ (28,575)
Additions	7,478	2,118	(2,197)
Balance at the end of the year	¥ (21,176)	¥ (28,654)	¥ (30,772)